Financial Risk Management (Financial Risk Factors, Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	¥ 889,413	¥ 5,112,010	¥ 6,916,408	¥ 7,449,699
Increase decrease percentage in market price of crude oil	10.00%
Increase decrease in net profit loss	¥ 0	¥ 89,787
Line of Credit Facility [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings drawn	9,200,000
Debt instrument unused borrowing capacity amount	¥ 6,950,000
One Largest Customer [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of trade receivables due	95.57%	93.20%
Five Largest Customer [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of trade receivables due	97.65%	94.70%
Commodity Swap Contracts [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity period of cash flow hedge		10 months
Derivative financial assets held for hedging	¥ 0	¥ 48,614
Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	¥ 889,413	5,112,010
Foreign exchange risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of change in foreign exchange risk/interest rate risk with all other variables held constant	if US dollar and HK dollar had weakened/strengthened by 5% against RMB with all other variables held constant
Description of change in net profit	the Group’s net loss for the year ended 31 December 2022 would decrease/increase by RMB 1,751 thousand (31 December 2021: net profit would decrease/increase by RMB 2,292 thousand) before considering the impact of forward and option contracts as a result of foreign exchange gains/losses which is mainly resulted from the translation of US dollar denominated trade receivables and payables
Foreign currencies weakened/strengthened rate against RMB	5.00%
Estimated change in net profit due to sensitivity analysis	¥ 1,751	2,292
Cash flow and fair value interest rate risk [member] | Floating interest rate [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Description of change in foreign exchange risk/interest rate risk with all other variables held constant	if interest rates on the floating rate financial instruments had risen/fallen by 50 basis points while all other variables had been held constant
Description of change in net profit	the Group’s net loss would have decreased / increased by approximately RMB 730 thousand (2021: RMB 16,252 thousand increased / decreased in net profit), mainly as a result of higher/lower interest interest on floating rate cash and cash equivalents.
Estimated change in net profit due to sensitivity analysis	¥ 730	16,252
Interest rates on the floating rate borrowings risen/(fallen) basis points	0.50%
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	¥ 889,413	5,112,010
Trade receivables (including trade receivables with related parties and those carried at FVOCI)	2,957,771	1,568,800
Time Deposits Current	¥ 3,108,919	¥ 7,386,607